CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	6 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue	¥ 85,048,921	$ 12,161,834	¥ 42,069,270
Cost of revenue	56,571,163	8,089,569	28,714,468
Gross profit	28,477,758	4,072,265	13,354,802
Selling and distribution expenses	4,340,014	620,614	5,177,944
General and administrative expenses	28,677,355	4,100,807	24,038,744
Allowance for (Reversal of) credit losses	(18,355)	(2,625)	870,714
Research and development expenses	7,921,405	1,132,746	10,167,182
Operating expenses	40,920,419	5,851,542	40,254,584
Loss from operations	(12,442,661)	(1,779,277)	(26,899,782)
Other income (expenses)
Subsidy income	23,606	3,376	21,045
Interest income	6,909,801	988,088	7,136,259
Interest expense	(527,976)	(75,500)	(580,977)
Loss on equity shares investments	(1,102,361)	(157,636)	0
Gain (loss) in fair value changes of warrants liability	584	84	(10,327)
Foreign exchange transaction loss	(8,718)	(1,247)	(313,263)
Other expenses	(75,885)	(10,851)	(80,945)
Other income, net	5,219,051	746,314	6,171,792
Loss before income tax	(7,223,610)	(1,032,963)	(20,727,990)
Income tax expenses (benefits)	(1,609)	(230)	1,609
Net loss	(7,222,001)	(1,032,733)	(20,729,599)
Less: Net loss attributable to non-controlling interests	(1,398,986)	(200,052)	(141,270)
Net loss attributable to Recon Technology, Ltd	(5,823,015)	(832,681)	(20,588,329)
Comprehensive income (loss)
Net loss	(7,222,001)	(1,032,733)	(20,729,599)
Foreign currency translation adjustment	(3,571,396)	(510,703)	1,207,501
Comprehensive loss	(10,793,397)	(1,543,436)	(19,522,098)
Less: Comprehensive loss attributable to non- controlling interests	(1,398,986)	(200,052)	(141,270)
Comprehensive loss attributable to Recon Technology, Ltd	¥ (9,394,411)	$ (1,343,384)	¥ (19,380,828)
Loss per share - basic | (per share)	¥ (0.61)	$ (0.09)	¥ (2.29)
Loss per share - diluted | (per share)	¥ (0.61)	$ (0.09)	¥ (2.29)
Weighted - average shares - basic	9,475,344	9,475,344	8,978,328
Weighted - average shares - diluted	9,475,344	9,475,344	8,978,328